Condensed Consolidated Financial Information (Details 3) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Condensed Statements of Operations and Comprehensive Income (Loss)
Net income (loss)	$ 64,700	$ 69,100	$ 42,500	$ 56,500	$ 78,200	$ 71,300	$ 54,700	$ 39,000	$ 232,764	$ 243,196	$ (56,933)
Other comprehensive (loss) income, net of tax:
Net unrealized (loss) gain on derivatives, net of tax									315	1,568	(3,716)
Foreign currency translation adjustments									(72,715)	(70,441)	53,895
Pension adjustments, net of tax									(24,161)	(14,582)	(41,778)
Other comprehensive (loss) income, net of tax									(96,561)	(83,455)	8,401
Comprehensive (loss) income, net of tax									136,203	159,741	(48,532)
Noncontrolling interests in comprehensive loss of consolidated subsidiaries, net of tax									(1,652)	(2,624)	(1,634)
Comprehensive (loss) income attributable to AECOM, net of tax									134,551	157,117	(50,166)
Eliminations
Condensed Statements of Operations and Comprehensive Income (Loss)
Net income (loss)									(394,400)	(392,200)	(109,700)
Other comprehensive (loss) income, net of tax:
Comprehensive (loss) income, net of tax									(394,400)	(392,200)	(109,700)
Comprehensive (loss) income attributable to AECOM, net of tax									(394,400)	(392,200)	(109,700)
Parent
Condensed Statements of Operations and Comprehensive Income (Loss)
Net income (loss)									229,900	239,300	(58,500)
Other comprehensive (loss) income, net of tax:
Net unrealized (loss) gain on derivatives, net of tax									300	1,600	(3,700)
Pension adjustments, net of tax									(9,900)	19,100	(9,800)
Other comprehensive (loss) income, net of tax									(9,600)	20,700	(13,500)
Comprehensive (loss) income, net of tax									220,300	260,000	(72,000)
Comprehensive (loss) income attributable to AECOM, net of tax									220,300	260,000	(72,000)
Guarantor Subsidiaries
Condensed Statements of Operations and Comprehensive Income (Loss)
Net income (loss)									179,600	178,800	13,200
Other comprehensive (loss) income, net of tax:
Comprehensive (loss) income, net of tax									179,600	178,800	13,200
Comprehensive (loss) income attributable to AECOM, net of tax									179,600	178,800	13,200
Non-Guarantor Subsidiaries
Condensed Statements of Operations and Comprehensive Income (Loss)
Net income (loss)									217,700	217,300	98,100
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments									(72,700)	(70,500)	53,900
Pension adjustments, net of tax									(14,300)	(33,700)	(32,000)
Other comprehensive (loss) income, net of tax									(87,000)	(104,200)	21,900
Comprehensive (loss) income, net of tax									130,700	113,100	120,000
Noncontrolling interests in comprehensive loss of consolidated subsidiaries, net of tax									(1,600)	(2,600)	(1,700)
Comprehensive (loss) income attributable to AECOM, net of tax									$ 129,100	$ 110,500	$ 118,300